SHARE OPTION PLANS - Summary of Nonvested Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at end of year, Weighted average exercise price	22
Granted			976,500
Cancelled	(106,633)	(425,187)	(172,339)
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, Weighted average exercise price	11
Granted
Vested	11
Cancelled	11
Outstanding at end of year, Weighted average exercise price	11
Nonvested at January 1, 2012	1,259,541
Granted
Vested	(549,441)
Cancelled	(39,900)
Nonvested at December 31, 2012	670,200